Income tax - Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
Income/(loss) before tax	€ 249	€ (709)	€ (131)
Tax using the Luxembourg tax rate	62	(177)	(33)
Effect of tax rates in foreign jurisdictions	1	12	2
Permanent differences	(35)	54	58
Change in unrecognized deferred taxes	239	(9)	29
Adjustments in respect of previous years	1	(9)	(1)
Foreign withholding taxes	12	1	0
Other	3	0	0
Income tax expense/(benefit)	€ 283	€ (128)	€ 55